Pension And Postretirement Benefits (Schedule Of Components of Benefit Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actuarial Gain (Loss)	$ (138)	$ (31)	$ 285
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	28	42	57
Defined Benefit Plan, Interest Cost	105	115	108
Expected return on plan assets	(173)	(169)	(162)
Amortization of Prior Service Cost (Credit)	(1)	(1)	(1)
Defined Benefit Plan, Actuarial Gain (Loss)	(136)	(48)	312
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	1	0	(1)
Defined Benefit Plan, Net Periodic Benefit Cost	96	35	(311)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	2	2	3
Defined Benefit Plan, Interest Cost	15	17	15
Amortization of Prior Service Cost (Credit)	(1)	(1)	(1)
Defined Benefit Plan, Actuarial Gain (Loss)	(7)	(5)	13
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	6	0	0
Defined Benefit Plan, Net Periodic Benefit Cost	$ 29	$ 23	$ 4